UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   February 10, 2012


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 74


Form 13F Information Table Value Total: $104,556





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3330    40740 SH       SOLE                    37880              2860
AMC Networks                   COM              00164v103      509    13551 SH       SOLE                    11697              1854
ARC Wireless Solutions         COM              03878k207       32    10610 SH       SOLE                                      10610
AT&T Corp.                     COM              00206r102      248     8200 SH       SOLE                     7700               500
Advance Auto Parts             COM              00751y106     1693    24310 SH       SOLE                    23560               750
Altria Group                   COM              02209S103      714    24087 SH       SOLE                    23912               175
American Express               COM              025816109      370     7850 SH       SOLE                     7850
Ascena Retail Group            COM              261570105      627    21100 SH       SOLE                    21100
BP Plc ADR                     COM              055622104      303     7100 SH       SOLE                     7100
Bed Bath & Beyond              COM              075896100      323     5575 SH       SOLE                     5575
Berkshire Hathaway A           COM              084670108     3213       28 SH       SOLE                       18                10
Berkshire Hathaway B           COM              084670207     6864    89964 SH       SOLE                    87949              2015
Cablevision Systems            COM              12686C109      900    63266 SH       SOLE                    55450              7816
Cintas Corp.                   COM              172908105      759    21815 SH       SOLE                    21815
Clarcor, Inc.                  COM              179895107      325     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     3778    54000 SH       SOLE                    52900              1100
Comcast A SPCL                 COM              20030N200     2652   112585 SH       SOLE                   103885              8700
Costco Wholesale               COM              22160K105     1940    23280 SH       SOLE                    22680               600
DIRECTV Group                  COM              25490a101     2304    53876 SH       SOLE                    49369              4507
Diageo PLC ADR                 COM              25243Q205     3637    41599 SH       SOLE                    39399              2200
Disney (Walt) Co.              COM              254687106      945    25210 SH       SOLE                    24335               875
Donegal Group A                COM              257701201      177    12500 SH       SOLE                    12500
Dr Pepper Snapple              COM              26138e109     2195    55600 SH       SOLE                    54900               700
Exelon Corp.                   COM              30161n101      843    19440 SH       SOLE                    19440
ExxonMobil Corp.               COM              30231G102     3601    42494 SH       SOLE                    35644              6850
General Electric               COM              369604103     1044    58300 SH       SOLE                    49800              8500
Genuine Parts                  COM              372460105      330     5400 SH       SOLE                     5400
Golden Phoenix Minerals        COM              381149103        1    10000 SH       SOLE                                      10000
Google, Inc.                   COM              38259p508     1674     2592 SH       SOLE                     2272               320
Harley Davidson                COM              412822108     1014    26075 SH       SOLE                    22275              3800
Helmerich & Payne              COM              423452101      292     5000 SH       SOLE                     5000
Home Depot                     COM              437076102     1021    24295 SH       SOLE                    23545               750
Int'l Business Machines        COM              459200101      643     3495 SH       SOLE                     3370               125
International Speedway         COM              460335201      359    14175 SH       SOLE                    14175
Interpublic Group              COM              460690100      141    14500 SH       SOLE                    14500
J & J Snack Foods              COM              466032109      416     7800 SH       SOLE                     7800
Johnson & Johnson              COM              478160104     3601    54913 SH       SOLE                    51838              3075
Kaman Corp.                    COM              483548103      219     8000 SH       SOLE                     8000
Kemper Corp.                   COM              488401100      262     8975 SH       SOLE                     5175              3800
Kraft Foods                    COM              50075n104     2198    58825 SH       SOLE                    53875              4950
Laboratory Corp.               COM              50540R409      290     3375 SH       SOLE                     3375
Loews Corp.                    COM              540424108      396    10530 SH       SOLE                    10530
Martin Marietta Matrls.        COM              573284106     1278    16951 SH       SOLE                    14851              2100
McDonalds Corp.                COM              580135101      604     6020 SH       SOLE                     6020
McGrath Rentcorp               COM              580589109      217     7500 SH       SOLE                     7500
Met-Pro Corp.                  COM              590876306      134    14800 SH       SOLE                    14800
Microsoft Corp.                COM              594918104     4994   192392 SH       SOLE                   180692             11700
Mohawk Industries              COM              608190104     3607    60275 SH       SOLE                    57575              2700
Nestle Reg ADR                 COM              641069406     5207    90172 SH       SOLE                    89672               500
Penn National                  COM              707569109      302     7925 SH       SOLE                     7925
Pfizer, Inc.                   COM              717081103      289    13350 SH       SOLE                     1350             12000
Philip Morris Int'l Inc.       COM              718172109     1894    24137 SH       SOLE                    23262               875
Pool Corp.                     COM              73278l105      226     7500 SH       SOLE                     7500
Procter & Gamble               COM              742718109     1327    19895 SH       SOLE                    17720              2175
Progressive Corp.              COM              743315103     3284   168325 SH       SOLE                   142100             26225
Risk, George Ind.              COM              767720204       83    13825 SH       SOLE                    13825
T J X Companies                COM              872540109     6311    97773 SH       SOLE                    90673              7100
Teledyne Technologies          COM              879360105      285     5200 SH       SOLE                     5200
Thor Industries                COM              885160101      350    12750 SH       SOLE                    12750
Tiffany & Company              COM              886547108     2817    42510 SH       SOLE                    40260              2250
Time Warner                    COM              887317105      522    14450 SH       SOLE                    14450
Travelers, Inc.                COM              792860108     1557    26315 SH       SOLE                    25940               375
U.S. Bancorp                   COM              902973304      344    12700 SH       SOLE                    11950               750
United Health Group            COM              91324P102     1282    25295 SH       SOLE                    24845               450
Valeant Pharmaceuticals        COM              91911k102      540    11575 SH       SOLE                    11325               250
Verizon Communications         COM              92343V104      349     8700 SH       SOLE                     8500               200
Wal-Mart Stores                COM              931142103     4179    69923 SH       SOLE                    65473              4450
Walgreen Co.                   COM              931422109     1678    50770 SH       SOLE                    47020              3750
Washington Post Cl B           COM              939640108      304      808 SH       SOLE                      758                50
Watts Water Tech.              COM              942749102      205     6000 SH       SOLE                     6000
Wellpoint Inc.                 COM              94973v107      420     6335 SH       SOLE                     5985               350
Wells Fargo                    COM              949746101     2449    88871 SH       SOLE                    88071               800
Whirlpool Corp.                COM              963320106      673    14175 SH       SOLE                    13800               375
Whole Foods Market             COM              966837106      466     6700 SH       SOLE                     6700
